INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current Assets		$ 4,274,618	$ 4,175,578
Non-current Assets		13,884,694	13,734,786	$ 13,405,187
Total Joint Arrangement Assets		18,159,312	17,910,364	17,180,108
Investment on equity		406,611	423,611	365,671
Goodwill		51,325	55,891	54,800
Current Liabilities		1,362,950	2,071,742
Non-current Liabilities		8,072,647	7,829,593
Equity		8,723,715	8,009,029	8,259,984	$ 7,818,504
Total Joint Arrangement Liabilities		18,159,312	17,910,364
Income		6,546,146	6,011,819	7,102,070
Other comprehensive income		147,696	199,901	177,578
Comprehensive income		623,847	(158,626)	881,804
Dividends		3,000	3,687
Eka Chile S.A [member]
Statement [Line Items]
Current Assets		14,277	16,898
Non-current Assets		41,071	39,854
Total Joint Arrangement Assets		55,348	56,752
Investment Assets		23,239	23,607
Current Liabilities		3,643	4,397
Non-current Liabilities		5,227	5,142
Equity		46,478	47,213
Total Joint Arrangement Liabilities		55,348	56,752
Income		51,599	50,825	45,335
Expenses		(46,334)	(47,613)	(41,580)
Joint Arrangement Net Income (Loss)		5,265	3,212	3,755
Other comprehensive income		0	0	0
Comprehensive income		5,265	3,212	3,755
Dividends		3,000	1,500	500
Sonae Arauco S.A. [member]
Statement [Line Items]
Current Assets		254,698	274,085
Non-current Assets		701,355	705,465
Total Joint Arrangement Assets		956,053	979,550
Net assets		192,764	194,762
Net asset adjustment (Goodwill)		18,581	20,561
Investment Assets		211,345	215,323
Current Liabilities		244,912	202,434
Non-current Liabilities		288,452	346,471
Equity		422,689	430,645
Total Joint Arrangement Liabilities		956,053	979,550
Income		925,346	1,018,422	1,241,698
Expenses		(973,381)	(1,005,984)	(1,159,060)
Joint Arrangement Net Income (Loss)		(48,035)	12,438	82,638
Other comprehensive income		0	0	0
Comprehensive income		(48,035)	12,438	82,638
Dividends		0	0	33,176
Agrícola El Paque SpA [member]
Statement [Line Items]
Current Assets		318	245
Non-current Assets		4,323	4,240
Total Joint Arrangement Assets		4,641	4,485
Investment Assets		1,944	2,091
Current Liabilities		152	77
Non-current Liabilities		602	225
Equity		3,887	4,183
Total Joint Arrangement Liabilities		4,641	4,485
Income		198	0	0
Expenses		(105)	37	379
Joint Arrangement Net Income (Loss)		93	37	379
Other comprehensive income		0	0	0
Comprehensive income		93	37	379
Dividends		0		0
Parque Eólico Ovejera del Sur SpA [member]
Statement [Line Items]
Current Assets		231	301
Non-current Assets		2,806	3,103
Total Joint Arrangement Assets		3,037	3,404
Investment Assets		1,150	1,655
Current Liabilities		545	95
Non-current Liabilities		192	0
Equity		2,300	3,309
Total Joint Arrangement Liabilities		3,037	3,404
Income		0	0	0
Expenses		(962)	(63)	(43)
Joint Arrangement Net Income (Loss)		(962)	(63)	(43)
Other comprehensive income		0	0	0
Comprehensive income		(962)	(63)	(43)
Dividends		0	0	0
E2E S.A. [member]
Statement [Line Items]
Current Assets		0	7,693
Non-current Assets		0	21,411
Total Joint Arrangement Assets		0	29,104
Investment Assets		0	3,151
Current Liabilities		0	20,282
Non-current Liabilities		0	2,520
Equity		0	6,302
Total Joint Arrangement Liabilities		0	29,104
Income	$ 224	0		2,183
Expenses	(1,244)	0		(35,759)
Joint Arrangement Net Income (Loss)	(1,020)	0		(33,576)
Other comprehensive income	0	0		0
Comprehensive income	(1,020)	0		(33,576)
Dividends	$ 0	0		0
Agricola San Geratdo SpA [member]
Statement [Line Items]
Current Assets		1,036	765
Non-current Assets		4,391	4,981
Total Joint Arrangement Assets		5,427	5,746
Investment Assets		1,720	1,761
Current Liabilities		126	2,225
Non-current Liabilities		1,862	0
Equity		3,439	3,521
Total Joint Arrangement Liabilities		5,427	5,746
Income		757	0	0
Expenses		(514)	31	109
Joint Arrangement Net Income (Loss)		243	31	109
Other comprehensive income		0	0	0
Comprehensive income		243	31	109
Dividends		0	0	0
Agrícola Fresno SpA [member]
Statement [Line Items]
Current Assets		2,763	2,939
Non-current Assets		138,270	96,303
Total Joint Arrangement Assets		141,033	99,242
Investment Assets		59,645	45,263
Current Liabilities		17,987	7,558
Non-current Liabilities		3,757	1,159
Equity		119,289	90,525
Total Joint Arrangement Liabilities		141,033	99,242
Income		155	0	0
Expenses		(1,492)	(1,198)	(33)
Joint Arrangement Net Income (Loss)		(1,337)	(1,198)	(33)
Other comprehensive income		0	0	0
Comprehensive income		(1,337)	(1,198)	(33)
Dividends		0	0	0
TreeCo Inc [member]
Statement [Line Items]
Current Assets		2,485	2,823
Non-current Assets		14,434	15,593
Total Joint Arrangement Assets		16,919	18,416
Investment on equity		8,547	9,153
Goodwill		39,576	39,747
Investment Assets		48,123	48,900
Current Liabilities		202	514
Non-current Liabilities		0	0
Equity		16,717	17,902
Total Joint Arrangement Liabilities		16,919	18,416
Income		0	0	0
Expenses		(1,519)	0	0
Joint Arrangement Net Income (Loss)		(1,519)	0	0
Other comprehensive income		0	0	0
Comprehensive income		(1,519)	0	0
Dividends		$ 0	$ 0	$ 0